Interests In Other Entities - Interests in Unconsolidated Structured Entities - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Disclosure of information about unconsolidated subsidiaries [line items]
Number of credit protection vehicles	4	3
Credit Linked Notes issued	£ 110	£ 3,053
Senior Credit Linked Notes issued	3,766	3,053
Junior Credit Linked Notes issued	825	408
Santander (UK) Common Investment Fund [member]
Disclosure of information about unconsolidated subsidiaries [line items]
Defined benefit assets and obligations	£ 12,446	£ 11,433
Name of subsidiary	The Santander (UK) Common Investment Fund